UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVETMENT COMPANY

                   Investment Company Act file number 811-5584
                                                      --------

                      Centennial New York Tax Exempt Trust
                     --------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
           -----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Centennial New York Tax Exempt Trust

STATEMENT OF INVESTMENTS  September 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--98.7%
--------------------------------------------------------------------------------------------------------------------
NEW YORK--96.7%
Auburn, NY IDAU RB, Goulds Pumps, Inc. Project, Series 1989, 4.23% 1             $       875,000   $        875,000
--------------------------------------------------------------------------------------------------------------------
Chautauqua Cnty., NY IDA IDV RB, Red Wing Co., Inc. Project, 3.84% 1,2                 5,200,000          5,200,000
--------------------------------------------------------------------------------------------------------------------
Erie Cnty., NY IDA School Facilities RB, City SDI of Buffalo Project, Series
A, 5%, 5/1/08                                                                            135,000            135,970
--------------------------------------------------------------------------------------------------------------------
New Rochelle, NY IDA MH RB, Reset Option Certificates II-R Trust, Series
10252CE, 4.02% 1,2                                                                     1,500,000          1,500,000
--------------------------------------------------------------------------------------------------------------------
NY MTAU Dedicated Tax Fund RB, ETET Series 20060133, Cl. A, 3.92% 1,2                  2,000,000          2,000,000
--------------------------------------------------------------------------------------------------------------------
NY MTAU RB, Series E-1, 3.89% 1                                                        1,000,000          1,000,000
--------------------------------------------------------------------------------------------------------------------
NY TSASC, Inc. Tobacco RRB, P-Floats, Series PA-1355, 3.93% 1,2                          920,000            920,000
--------------------------------------------------------------------------------------------------------------------
NY TSASC, Inc. Tobacco RRB, P-Floats, Series PA-1356, 3.93% 1,2                        3,050,000          3,050,000
--------------------------------------------------------------------------------------------------------------------
NY Upstate Telecommunications Corp. RB, Series 2005, 3.89% 1                           1,300,000          1,300,000
--------------------------------------------------------------------------------------------------------------------
NYC FAU RRB, P-Floats, Series PT-3992, 3.90% 1,2                                       1,000,000          1,000,000
--------------------------------------------------------------------------------------------------------------------
NYC GOUN, P-Floats, Series PT-3823, 3.71% 1,3                                          2,180,000          2,180,000
--------------------------------------------------------------------------------------------------------------------
NYC GOUN, Subseries 2004 H-4, 3.90% 1                                                    700,000            700,000
--------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Casa Project, 3.96% 1                                     3,000,000          3,000,000
--------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, French Institute Alliance Project, Series 2005,
3.92% 1                                                                                2,050,000          2,050,000
--------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Sephardic Community Youth Center Project, Series
2006, 3.89% 1                                                                          2,000,000          2,000,000
--------------------------------------------------------------------------------------------------------------------
NYC IDA IDV RB, Abigail Press, Inc. Project, Series 2002, 4.10% 1                        635,000            635,000
--------------------------------------------------------------------------------------------------------------------
NYC Municipal FAU WSS RB, PTTR, Series 1289, 3.90% 1,2                                   500,000            500,000
--------------------------------------------------------------------------------------------------------------------
NYC Municipal FAU WSS RRB, Series 2006 CC-2, 3.97% 1                                   1,000,000          1,000,000
--------------------------------------------------------------------------------------------------------------------
NYC TFA Building Aid RB, ETET Series 2006 0145, Cl. A, 3.92% 1,2                       2,300,000          2,300,000
--------------------------------------------------------------------------------------------------------------------
NYC TFA Future Tax Secured RB, Series C, 4.10%, 2/1/08                                    50,000             50,048
--------------------------------------------------------------------------------------------------------------------
NYC TFA Future Tax Secured RRB, NYC Recovery, Series 3, Subseries 3F, 3.96% 1            600,000            600,000
--------------------------------------------------------------------------------------------------------------------
NYC TFA Future Tax Sub. RB, P-Floats, Series EC-1036, 3.95% 1,2                        2,300,000          2,300,000
--------------------------------------------------------------------------------------------------------------------
NYS DA RB, Austin Trust Certificates Series BOA-160, 3.89% 1,2                         4,000,000          4,000,000
--------------------------------------------------------------------------------------------------------------------
NYS DA RB, Eclipse Funding Trust Solar Eclipse Certificates, Series 2005-0005,
3.79%, 3/15/08 2,4                                                                     1,500,000          1,500,000
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NYS DA RRB, P-Floats, Series PT-3639, 3.54%, 1/1/08 2,4                                1,000,000          1,000,000
--------------------------------------------------------------------------------------------------------------------
NYS UDC COP, Reset Option Certificates II-R Trust, Series 10011CE, 3.93% 1,2             600,000            600,000
--------------------------------------------------------------------------------------------------------------------
NYS UDC RB, Personal Income Tax, Series B-2, 5%, 12/15/07                                500,000            501,452
--------------------------------------------------------------------------------------------------------------------
NYS UDC RB, SGMSTR Series 2003 SG163, 3.90% 1,2                                        1,100,000          1,100,000
--------------------------------------------------------------------------------------------------------------------
NYS UDC RRB, Correctional & Youth Facilities Service Contracts, Series 2002A,
5%, 1/1/08                                                                             1,500,000          1,505,041
--------------------------------------------------------------------------------------------------------------------
Ontario Cnty., NY IDA IDV RB, Seneca Foods Corp. Project, Series 2002,
4.09% 1                                                                                5,185,000          5,185,000
--------------------------------------------------------------------------------------------------------------------
PAUNYNJ RRB, MERLOTS Series 2007 C01, 3.83% 1,2                                        3,980,000          3,980,000
--------------------------------------------------------------------------------------------------------------------
Seneca Cnty., NY IDA SWD RB, MACON Trust, Series 2006 W, 3.96% 1,2                     2,000,000          2,000,000
--------------------------------------------------------------------------------------------------------------------
Southeast NY IDA IDV RB, Unilock NY, Inc. Project, Series 1997, 4.23% 1                1,400,000          1,400,000
--------------------------------------------------------------------------------------------------------------------
Vestal, NY Central SDI GOUN, Series 2007, 4.125%, 6/15/08                                245,000            245,679
--------------------------------------------------------------------------------------------------------------------


                    1 | CENTENNIAL NEW YORK TAX EXEMPT TRUST


Centennial New York Tax Exempt Trust

STATEMENT OF INVESTMENTS  September 30, 2007 / Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------
Wayne Cnty., NY IDA RB, Seneca Foods Corp. Project, Series 1992, 4.19% 1         $     5,060,000   $      5,060,000
--------------------------------------------------------------------------------------------------------------------
Westchester Cnty., NY BANs, Series 2007A, 3.74%, 12/20/07 3                            1,500,000          1,500,060
                                                                                                   -----------------
                                                                                                         63,873,250

--------------------------------------------------------------------------------------------------------------------
OTHER SECURITIES--2.0%
UBS Municipal Custodial Residual & Variable Securities,
Series 2007-1037, 3.90% 1,2                                                            1,300,000          1,300,000
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $65,173,250)                                              98.7%        65,173,250
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                              1.3            890,366
                                                                                 -----------------------------------
Net Assets                                                                                 100.0%  $     66,063,616
                                                                                 ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

To simplify the listings of securities, abbreviations are used per the table below:

BANs          Bond Anticipation Nts.
COP           Certificates of Participation
DA            Dormitory Authority
ETET          Eagle Tax-Exempt Trust
FAU           Finance Authority
GOUN          General Obligation Unlimited Nts.
IDA           Industrial Development Agency
IDAU          Industrial Development Authority
IDV           Industrial Development
MERLOTS       Municipal Exempt Receipts Liquidity Option Tender
MH            Multifamily Housing
MTAU          Metropolitan Transportation Authority
NYC           New York City
NYS           New York State
P-Floats      Puttable Floating Option Tax Exempt Receipts
PAUNYNJ       Port Authority of New York & New Jersey
PTTR          Puttable Tax Exempt Receipts
RB            Revenue Bonds
RRB           Revenue Refunding Bonds
SDI           School District
SGMSTR        Societe Generale, NY Branch Municipal Security Trust Receipts
SWD           Solid Waste Disposal
TFA           Transitional Finance Authority
UDC           Urban Development Corp.
WSS           Water & Sewer System

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on September 30, 2007. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $34,250,000 or 51.84% of the Trust's net assets as of September 30, 2007.

3. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $3,680,060, which represents 5.57% of the Trust's net assets. See accompanying Notes.

4. Put obligation redeemable at full principal value on the date reported.


                    2 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

Centennial New York Tax Exempt Trust

STATEMENT OF INVESTMENTS  September 30, 2007 / Unaudited
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                    3 | CENTENNIAL NEW YORK TAX EXEMPT TRUST


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial New York Tax Exempt Trust

By:   /s/ John V. Murphy
      ---------------------------
      John V.Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007